Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Defined benefit pension plans	$ 1,723	$ 2,640
Other long-term employee benefits and deferred compensation	554	662
Other post-employment benefits	362	487
Environmental remediation provisions	535	567	$ 642
Product liability, government investigations, other legal matters provisions	154	341	$ 181
Contingent consideration	704	956
Other non-current liabilities	874	519
Total provisions and other non-current liabilities	$ 4,906	$ 6,172